Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We recognize the critical importance of maintaining the trust and confidence of our patients, business partners, employees and other stakeholders. As a result, cybersecurity risk management is an integral part of our overall risk management and compliance program and our current cybersecurity risk management processes are modeled after industry best practices, such as the National Institute of Standards and Technology Cybersecurity Framework, for handling cybersecurity threats and incidents, including threats and incidents associated with the use of applications developed by third-party service providers, and facilitate coordination across different departments of our Company.

Our board of directors has overall oversight responsibility for our cybersecurity risk management; however, it delegates cybersecurity risk management oversight to our management and board of statutory auditors. Our management and board of statutory auditors is responsible for ensuring that we have processes in place designed to identify and evaluate cybersecurity risks to which we are exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.

These processes include steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat, including whether the cybersecurity threat is associated with a third-party service provider, implementing cybersecurity countermeasures and mitigation strategies, and informing management and our board of directors of material cybersecurity threats and incidents. Our information technology consultant is responsible for assessing our cybersecurity risk management program, and we currently do not engage other third parties for such assessment.

Our cybersecurity program is under the direction of our Chief Financial Officer and Finance Director, who receive reports from our information technology consultant and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our Chief Financial Officer and Finance Director together have over 50 years of information technology experience in various roles of increasing importance. Their experience includes overseeing and supervising information technology risk management processes. Among their other duties as Chief Financial Officer and Finance Director, respectively, they manage our cybersecurity consultant, who is a certified and experienced information security professional, and he has been instrumental in the implementation and monitoring of our various cybersecurity systems and tools.

Management is responsible for identifying, considering, and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs, including:

●	implementing a comprehensive, cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner;

●	deploying technical safeguards that are designed to protect our information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence;

●	establishing and maintaining comprehensive incident response and recovery plans that fully address our response to a cybersecurity incident, and such plans are tested and evaluated on a regular basis; and

●	providing regular, mandatory training for personnel regarding cybersecurity threats as a means to equip our personnel with effective tools to address cybersecurity threats, and to communicate our evolving information security policies, standards, processes and practices

Management, including our Chief Financial Officer and Finance Director, regularly update our board of statutory auditors on our cybersecurity processes, material cybersecurity risks and mitigation strategies. Our board of statutory auditors reports all material cybersecurity risks to our board of directors.

During the year ended December 31, 2024, we augmented our cybersecurity program to be a more comprehensive cybersecurity risk management program. Our roadmap for the future is centered on improving cybersecurity risk awareness for our employees and collaborators to strengthen our defenses, enhance our threat detection capabilities, and ensure the confidentiality, integrity, and availability of our critical systems and data.

Although we are subject to ongoing and evolving cybersecurity threats, we are not aware of any material risks from cybersecurity threats in 2024 that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition. For more information on our cybersecurity risks, see “Risk Factors — Our internal information technology systems, or those of our third party vendors, collaborators, or other contractors or consultants, may fail or suffer cyber security breaches or other unauthorized or improper access, which could result in a significant disruption of our product development programs, give rise to significant liability, subject us to costly and protracted litigation, cause significant reputational harm, and impact our ability to operate our business effectively.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Although we are subject to ongoing and evolving cybersecurity threats, we are not aware of any material risks from cybersecurity threats in 2024 that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations or financial condition. For more information on our cybersecurity risks, see “Risk Factors — Our internal information technology systems, or those of our third party vendors, collaborators, or other contractors or consultants, may fail or suffer cyber security breaches or other unauthorized or improper access, which could result in a significant disruption of our product development programs, give rise to significant liability, subject us to costly and protracted litigation, cause significant reputational harm, and impact our ability to operate our business effectively.”
Cybersecurity Risk Board of Directors Oversight [Text Block]	Management, including our Chief Financial Officer and Finance Director, regularly update our board of statutory auditors on our cybersecurity processes, material cybersecurity risks and mitigation strategies. Our board of statutory auditors reports all material cybersecurity risks to our board of directors.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management and board of statutory auditors is responsible for ensuring that we have processes in place designed to identify and evaluate cybersecurity risks to which we are exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.